Loss Per Share Attributable to Owners of the Controlling Company (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Basic Earnings per Share
(a)	Basic loss per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In won and No. of shares)
	2018		2019	2020
Loss attributable to owners of the Controlling Company	~~W~~	(207,239,484,774)	(2,829,705,069,665)	(89,342,064,677)
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Basic loss per share	~~W~~	(579)	(7,908)	(250)